Offerings - Offering: 1	Nov. 12, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Shares, no par value
Amount Registered | shares	26,833,334
Proposed Maximum Offering Price per Unit	7.50
Maximum Aggregate Offering Price	$ 201,250,005.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 27,792.63
Offering Note	(1a) Includes shares that the underwriters may purchase pursuant to an option to purchase additional shares. (1b) In accordance with Rule 457(r) under the Securities Act of 1933, as amended, the registrant initially deferred payment of all of the registration fee for the Registration Statement on Form S-3ASR (File No. 333-274822) filed by the registrant on October 2, 2023.